Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Inventories Abstract
Finished goods	$ 74,573,000	$ 90,702,000
Work-in-process	4,125,000	7,491,000
Raw materials	66,540,000	81,616,000
Total inventory	$ 145,238,000	$ 179,809,000